Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2017
ViiV healthcare [member]
Summarised Financial Information of ViiV Healthcare Group and GSK Consumer Healthcare Joint Venture

Summarised financial information in respect of the ViiV Healthcare group and GSK Consumer Healthcare Joint Venture is set out below:

ViiV Healthcare

	2017 £m	2016 £m	2015 £m
Turnover	4,269	3,527	2,330
Profit/(loss) after taxation	825	(1,249)	(1,426)
Other comprehensive income	20	36	7

Total comprehensive income/(expense)	845	(1,213)	(1,419)

	2017 £m	2016 £m
Non-current assets	2,736	3,064
Current assets	2,533	2,357

Total assets	5,269	5,421
Current liabilities	(2,409)	(1,977)
Non-current liabilities	(8,011)	(7,983)

Total liabilities	(10,420)	(9,960)

Net liabilities	(5,151)	(4,539)

	2017 £m	2016 £m	2015 £m
Net cash inflow from operating activities	2,132	1,750	1,097
Net cash outflow from investing activities	(207)	(326)	(63)
Net cash outflow from financing activities	(1,820)	(1,023)	(814)

Increase in cash and bank overdrafts in the year	105	401	220

Schedule of Amount Attributable to VIIV Healthcare Group Included in GSK's Consolidated Statement of Comprehensive Income, Consolidated Statement of Changes in Equity and Consolidated Balance Shee

The following amounts attributable to the ViiV Healthcare group are included in GSK’s Consolidated statement of comprehensive income, Consolidated statement of changes in equity and Consolidated balance sheet:

	2017 £m	2016 £m	2015 £m
Total comprehensive income/(expense) for the year attributable to non-controlling interests	187	(83)	(143)
Dividends paid to non-controlling interests	316	152	163

Non-controlling interests in the Consolidated balance sheet	(476)	(353)

Consumer health care joint venture [member]
Summarised Financial Information of ViiV Healthcare Group and GSK Consumer Healthcare Joint Venture

Consumer Healthcare Joint Venture

	2017 £m	2016 £m	2015 £m
Turnover	7,003	6,530	4,627
Profit/(loss) after taxation	1,211	660	(39)
Other comprehensive income	(387)	1,640	72

Total comprehensive income	824	2,300	33

	2017 £m	2016 £m
Non-current assets	12,771	13,315
Current assets	3,282	3,996

Total assets	16,053	17,311
Current liabilities	(2,675)	(3,060)
Non-current liabilities	(1,537)	(2,062)

Total liabilities	(4,212)	(5,122)

Net assets	11,841	12,189

	2017 £m	2016 £m	2015 £m
Net cash inflow from operating activities	883	1,496	277
Net cash inflow/(outflow) from investing activities	270	(537)	(691)
Net cash outflow from financing activities	(1,194)	(980)	(42)

Decrease in cash and bank overdrafts in the year	(41)	(21)	(456)

Schedule of Amount Attributable to VIIV Healthcare Group Included in GSK's Consolidated Statement of Comprehensive Income, Consolidated Statement of Changes in Equity and Consolidated Balance Shee

The following amounts attributable to the Consumer Healthcare Joint Venture are included in GSK’s Consolidated statement of comprehensive income, Consolidated statement of changes in equity and Consolidated balance sheet:

	2017	2016	2015
	£m	£m	£m
Total comprehensive income for the year attributable to non-controlling interests	296	730	14
Dividends paid to non-controlling interests	420	346	—

Non-controlling interests in the Consolidated balance sheet	3,631	3,755